Vessels, net (Tables)	6 Months Ended
Jun. 30, 2026
Vessels, net
Schedule of vessels, net

		Dry-docking and
	Vessels’ cost	special survey costs	Total
Cost
Balance – January 1, 2025	$1,138,221,805	$21,843,553	$1,160,065,358
Fully amortized Drydock component	—	(1,600,000)	(1,600,000)
Additions	1,720,000	3,218,335	4,938,335
Balance – December 31, 2025	$1,139,941,805	23,461,888	1,163,403,693
Transfer from Advances for acquisition of vessels	293,346,265	2,400,000	295,746,265
Additions	111,560	374,842	486,402
Balance – June 30, 2026	$1,433,399,630	26,236,730	1,459,636,360

Accumulated Depreciation
Balance – January 1, 2025	$(195,677,625)	$(5,790,213)	$(201,467,838)
Fully amortized Drydock component	—	1,600,000	1,600,000
Depreciation charge for the year	(37,111,815)	(4,306,861)	(41,418,676)
Balance – December 31, 2025	$(232,789,440)	(8,497,074)	(241,286,514)
Depreciation charge for the period	(22,251,596)	(2,485,854)	(24,737,450)
Balance – June 30, 2026	(255,041,036)	(10,982,928)	(266,023,964)

Net Book Value – December 31, 2025	$907,152,365	$14,964,814	$922,117,179
Net Book Value – June 30, 2026	$1,178,358,594	$15,253,802	$1,193,612,396